Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 26, 2014
Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Central Index Key	dei_EntityCentralIndexKey	0001537140
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 26, 2014
Prospectus Date	rr_ProspectusDate	Sep. 26, 2014
Taylor Xplor Managed Futures Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks positive absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts are available from your financial professional, in How to Purchase Shares on page 21 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 42 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by using two principal strategies:

• “Managed Futures” Strategy

• “Short-Term Fixed Income” Strategy

The Managed Futures strategy is designed to capture capital appreciation related to global macroeconomic trends in the commodity and financial futures markets by investing primarily in securities of limited partnerships, corporations operating as investment funds, limited liability companies and other types of pooled investment vehicles (collectively, “Underlying Funds”). Each Underlying Fund invests according to one or more managed futures sub-strategies in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. Some Underlying Funds may be considered commodity pools. Swap contracts have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the underlying reference asset. Managed futures sub-strategies may include investment styles such as (i) trend-following, (ii) momentum, (iii) counter-trend, (iv) fundamental or (v) pattern recognition approaches to specific or individual market sectors such as financials, equities, currencies, metals, agricultural and soft commodities. Underlying Fund investments will be made without restriction as to issuer capitalization or country.

The Fund executes its Managed Futures strategy, primarily, by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in Underlying Funds. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The adviser, Taylor Investment Advisors, LP (“Taylor”) anticipates allocating approximately 25% of Fund assets to the Managed Futures strategy and approximately 75% to the Short-Term Fixed Income strategy. However, as market conditions change, ranges may change.

The Short-Term Fixed Income strategy is executed by investing primarily in investment grade securities: (1) issued by the U.S. Treasury or guaranteed by the U.S. Government, (2) issued by U.S. Government-Sponsored Enterprises (“GSEs”) or other governmental entities such as municipalities, (3) corporate bonds and notes of U.S. and foreign issuers, (4) asset-backed securities (“ABS”), (5) mortgage-backed securities (“MBS”) including collateralized mortgage obligations (“CMOs”) and (6) commercial mortgage-backed securities (“CMBS”). The Short-Term Fixed Income strategy is designed to generate interest income and capital appreciation and to diversify returns from those generated by the Managed Futures strategy.

The Fund defines investment grade fixed income securities as those that are rated, at the time of purchase, BBB- or higher by Standard & Poor’s Ratings Group (“S&P”), or other nationally recognized statistical rating agency (NRSRO), or, if unrated, determined to be of comparable quality. Fixed income investments are made without restriction as to individual issuer country, entity type, capitalization or the maturity of an individual security. Under normal market conditions, the fixed income portfolio will have an average effective duration of 4 years or less. Effective duration is measure of interest rate risk similar to maturity. The adviser delegates management of the Short-Term Fixed Income strategy to a fixed income sub-adviser, BlackRock Investment Management, LLC (“BlackRock”). However, until the Fund reaches sufficient size to permit economical investment in individual fixed income securities, the Fund will use one or more mutual funds to execute the Short-Term Fixed Income strategy. The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund. The adviser and the sub-adviser may each engage in frequent trading to achieve the Fund’s investment objective.

ADVISER’S INVESTMENT PROCESS

Taylor’s investment process is comprised of (1) Underlying Fund sourcing and selection, (2) investment due diligence, (3) operational due diligence, (4) portfolio construction, and (5) ongoing investment monitoring and management.

INVESTMENT PROCESS

Taylor utilizes a network of industry contacts, databases and other resources to narrow the universe of potential Underlying Funds, seeking to identify Underlying Fund managers that have demonstrated a repeatable investment process that has favorable long-term prospects. Taylor conducts investment and operational due diligence on selected Underlying Funds and their managers, to assess the manager’s investment expertise as well as the quality of the manager’s operations and adherence to best practices. Investment due diligence focuses on the Underlying Fund’s portfolio investments, exposures, concentrations, strategies, and capacity for future growth. Operational due diligence focuses on the Underlying Fund manager’s performance of back office functions, legal documentation, compliance processes, the reputation and integrity of key personnel, and administrative issues. Qualitative and quantitative analyses are considered in evaluating prospective managers. Due diligence continues throughout the life of an investment, including meetings with managers and key personnel. Ongoing portfolio monitoring includes portfolio risk assessment and rebalancing of investment exposures across the Fund’s Managed Futures and Short-Term Fixed Income strategies. Taylor will sell an Underlying Fund if its performance is below expectations, if its risk profile increases or to allocate assets to a more attractive investment.

SUB-ADVISER’S INVESTMENT PROCESS

BlackRock, focuses on generating interest income and capital appreciation by selecting securities with the highest interest income or potential for capital appreciation when compared to a peer group of securities of similar quality, or structure or maturity.

BlackRock buys securities that it believes offer sufficient credit quality, income and/or capital appreciation and sells them to adjust interest rate risk, allocate assets to a more attractive sector or issuer.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities as well the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

• ABS, MBS, CMO and CMBS Risk: ABS, MBS, CMOs and CMBS are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Mutual Fund Risk: Mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in mutual funds. Mutual funds are subject to specific risks, depending on the nature of the fund’s strategy.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially large in a short position transaction.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.   The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.   Class A shares would have similar annual returns to Class I shares because they are invested in the same portfolio of securities; however, the returns for Class A shares would be different from Class I shares because Class A shares have different expenses than Class I shares. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and a supplemental index.  You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information will be available at no cost by visiting www.taylormutualfunds.com or by calling 1-888-895-6943.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-895-6943
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.taylormutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Performance Bar Chart For Calendar Year Ended December 31 (Returns do not reflect sales charges, and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges, and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	12/31/13	4.24%
Worst Quarter:	6/30/13	(9.43)%
		The total return for Fund shares from January 1, 2014 to June 30, 3014 was (5.86%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for Fund shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.43%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

Taylor Xplor Managed Futures Strategy Fund | S&P 500 TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	24.62%
Taylor Xplor Managed Futures Strategy Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.75%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	858
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,496
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,227
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(12.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Taylor Xplor Managed Futures Strategy Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TMFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,640
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,610
Annual Return 2013	rr_AnnualReturn2013	(7.43%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2012
Taylor Xplor Managed Futures Strategy Fund | Class I Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.31%)
Taylor Xplor Managed Futures Strategy Fund | Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.55%)

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies. These indirect cost are included in realized and unrealized gains and losses on investments in the financial statements.